Note 20 (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE AND LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE. BREAKDOWN BY ITEMS (MILLIONS OF EUROS)

	June 2026	December 2025
ASSETS
Foreclosures and recoveries	800	743
Other assets from tangible assets	324	473
Companies held for sale ⁽¹⁾	4,124	55
Accumulated amortization ⁽²⁾	(61)	(58)
Impairment losses	(323)	(504)
Total	4,864	709
LIABILITIES
Companies held for sale ⁽¹⁾	3,463	—
Total	3,463	—
(1) The balance as of June 2026 corresponds mainly to the stake in the Romanian subsidiary of Garanti Bank (see Note 3).
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".